REVERSE RECAPITALIZATION - Additional Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 31, 2023	Aug. 30, 2022	Mar. 31, 2024 [1]	Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2025	Jan. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Common stock, shares issued	783,098			20,274,238		922,362		48,833,664
Common stock, shares outstanding	783,098			20,274,238		922,362		48,833,664
Granted, outstanding vested and unvested shares, options				218,430		188,865		186,938
Options, exercisable				143,214				122,446
Proceeds from business combination				$ 3,200,000
Proceeds from reverse recapitalization						$ 3,243,079
Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Granted, outstanding vested and unvested shares, RSUs				4,562		22,213		3,247
Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding	28,750
Sponsor shares forfeited	8,355,393
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Nautilus Maser Fund, L.P. [Member]
Business Acquisition [Line Items]
Shares transferred	3,750
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Cohen & Company Capital Markets [Member]
Business Acquisition [Line Items]
Shares transferred	1,250
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Private Placement | Sponsor
Business Acquisition [Line Items]
Cancellation of warrants	9,700,000
Services Agreement With Anzu Partners [Member]
Business Acquisition [Line Items]
Payment to business combination		$ 500,000
Warrant with strike price		$ 0.01
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares issued				2,388,905		2,388,905		2,388,905		23,237,703
Preferred stock, shares outstanding				2,388,905		2,388,905		2,388,905		23,237,703
Conversion of shares	1,361,787
Series A Preferred Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Acquisition [Line Items]
Preferred stock, shares outstanding	650,000
Common Stock [Member]
Business Acquisition [Line Items]
Common stock deemed value per share	$ 400
Equity awards, shares outstanding			963,314	20,274,238	[2],[3]	922,362	[1],[2],[3]	48,833,664		138,922	[2],[3]
Equity awards, shares	91,899		40,000	40,000	[2],[3]
Conversion of preferred stock in to common stock	580,943
Conversion of stock	138,922
Common stock after conversion	29,189
Conversion of shares	34,045					32,500	[2],[3]
Options, exercisable	78,332
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Granted, outstanding vested and unvested shares, RSUs	13,568
Preferred Stock [Member] | Services Agreement With Anzu Partners [Member]
Business Acquisition [Line Items]
Number of outstanding warrants to purchase shares		500,000
Legacy Nuburu [Member]
Business Acquisition [Line Items]
Common stock, shares issued	10,782,091
Common stock, shares outstanding	10,782,091								2,642,239
Preferred stock, shares issued	40,392,723
Preferred stock, shares outstanding	40,392,723
Equity awards, shares issued	7,132,467
Equity awards, shares outstanding	7,132,467
Granted, outstanding vested and unvested shares, options									6,079,467
Transaction expenses				$ 3,200,000
Legacy Nuburu [Member] | Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Granted, outstanding vested and unvested shares, RSUs									1,053,000
Legacy Nuburu [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares issued	15,478
Legacy Nuburu [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common stock deemed value per share	$ 400
Number of outstanding warrants to purchase shares	4,000,000
Tailwind [Member]
Business Acquisition [Line Items]
Transaction expenses				$ 2,500,000
Tailwind [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares issued	316,188
Tailwind [Member] | Class B Common Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Acquisition [Line Items]
Sponsor shares forfeited	8,355,393
Lincoln Park [Member] | Purchase Agreement [Member]
Business Acquisition [Line Items]
Stock repurchase program, period in force	48 months
Number of share issued	5,000
Lincoln Park [Member] | Purchase Agreement [Member] | Maximum [Member]
Business Acquisition [Line Items]
Purchase of common stock	$ 100,000,000

[1]	(1) Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[2]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[3]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.